Equity - Schedule of Accumulated Other Comprehensive Income Loss (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [abstract]
Remeasurements of net defined benefit liabilities	₩ (161,295)	₩ (88,770)
Currency translation differences	261,752	254,446
Gains(losses) on financial instruments at fair value through other comprehensive income	(2,735,499)	(6,081,560)
Share of other comprehensive loss of associates and joint ventures	(3,318)	(3,342)
Gains(Losses) on cash flow hedging instruments	73,555	19,632
Losses on hedging instruments of net investments in foreign operations	(129,401)	(114,742)
Fair value changes of financial liabilities designated at fair value through profit or loss due to own credit risk	(11,800)	41,063
Finance gains or losses on insurance contract assets (liabilities)	5,001,171	7,223,195
Total	₩ 2,295,165	₩ 1,249,922	₩ 1,383,315